Balance Sheets - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash	$ 32,040	$ 7,149	$ 245,945
Receivable		44,481
Prepaids and other current assets	775	770	3,500
Total current assets	32,815	52,400	249,445
Website	2,639	2,625
Investment in Myson, Inc.	1,750,000
Total Assets	1,785,454	55,025	249,445
Current liabilities:
Accounts payable and accrued expenses	2,094	1,354	43,422
Total current liabilities	23,153	27,367	54,934
Total Liabilities	23,153	27,367	54,934
Commitments and contingencies
Stockholders’ equity:
Preferred stock; $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock; $0.001 par value; 50,000,000 shares authorized; 10,796,248 and 8,296,248 shares issued; respectively	10,796	8,296	5,681
Treasury stock, 1,534 shares at cost	(30,328)	(30,328)	(30,328)
Common stock to be issued	25,000
Additional paid-in capital	43,994,188	42,246,688	33,944,605
Accumulated other comprehensive income	604	665
Accumulated deficit	(42,237,959)	(42,197,663)	(33,725,447)
Total stockholders’ equity	1,762,301	27,658	194,511
Total liabilities and stockholders’ equity	1,785,454	55,025	249,445
Related Party [Member]
Current liabilities:
Accounts payable – related party	7,173	12,127	11,512
Related party payable	$ 13,886	$ 13,886